Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	$ 155,535
2024	74,263
2025	16,435
Total	246,233
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	147,840
2024	72,429
2025	15,811
Total	236,080
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	4,971
2024	1,834
2025	624
Total	7,429
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	2,724
2024	0
2025	0
Total	$ 2,724